Overview: (Details 2) - MXN ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 25, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets [abstract]
Cash and cash equivalents		$ 4,584,507	$ 4,677,454	$ 3,497,635	$ 2,084,160
Restricted cash and cash equivalents		47,332	106,350
Financial liabilities:
Working capital		3,592,690	3,379,213
Other long term liabilities		(21,608)
Shareholders' equity		36,681,389	33,688,301	22,753,954	$ 20,408,051
Revenue		15,410,241	12,589,818	9,753,491
Operating cost and expenses		7,765,909	11,112,985	4,820,892
Other income		134,637
Comprehensive financial cost - Net		1,230,651	618,831	126,186
Deferred income tax		932	932	932
Net (loss) income for the year		5,119,806	6,750,165	3,629,262
Foreign currency translation		116,059	315,021
Total comprehensive income for the year		5,240,557	6,169,315	$ 4,028,903
Aerostar [Member]
Current assets [abstract]
Restricted cash and cash equivalents		16,989	106,350
Other current assets		286,315	247,517
Total current assets		702,641	790,641
Financial liabilities:
Current liabilities		647,896	(633,084)
Working capital		450,121	157,557
Land, furniture and equipment		174,450	141,708
Intangible assets, airport concessions - Net		19,308,402	13,636,227
Other long term assets		544	584
Long-term Debt		(7,282,269)	(7,489,465)
Accounts payable to the Company		(1,152,805)	(1,210,088)
Other long term liabilities		(21,608)
Deferred income tax - Net		(330,999)	(267,307)
Shareholders' equity		5,424,505	4,969,216
Revenue		3,025,267	1,497,557
Operating cost and expenses		(2,098,323)	(1,186,028)
Other income		134,637
Comprehensive financial cost - Net		(538,268)	(295,803)
Deferred income tax		(62,252)	(28,679)
Net (loss) income for the year		461,061	(12,953)
Foreign currency translation	$ 655,515	(5,772)	254,110
Total comprehensive income for the year		$ 455,289	$ 241,157